DERIVATIVE INSTRUMENTS - Disclosure of (gains) losses associated with derivative instruments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Losses associated with derivatives	$ (1,937)	$ 2,834
Copper put option contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Realized (gain) loss on options	(4,361)	2,834
Unrealized (gain) loss on options	1,853	0
Fuel call options [Member]
Disclosure of detailed information about financial instruments [line items]
Realized (gain) loss on options	602	0
Unrealized (gain) loss on options	$ (31)	$ 0